Interest in joint venture (Tables)	3 Months Ended
Mar. 31, 2021
Interests In Other Entities [Abstract]
Schedule of movement in interest in joint venture	The table below provides a rollforward of the Company’s interest in Overland ADCT BioPharma as of March 31, 2021.

(in KUSD)
Interest in joint venture
January 1, 2021	47,908
Share of results in joint venture	(527)
March 31, 2021	47,381

Summary of financial information in join venture
The tables below provide summarized financial information for Overland ADCT BioPharma that are material to the Company. The following information reflects the amounts presented in the financial statements of Overland ADCT BioPharma and not the Company’s share of those amounts.

(in KUSD)	As of
Summarized Balance Sheet	March 31, 2021	December 31, 2020
Cash and cash equivalents	49,013	50,000
Intangible assets	48,040	48,040
Total liabilities	441	269
Net assets	96,696	97,771

Summarized Statement of Comprehensive Loss		Three months ended March 31, 2021
Operating expenses		1,162
Net loss		1,074